Exposures	6 Months Ended
Jun. 30, 2021
Exposures
Exposures

Note 10. Exposures

Net exposures are reported after taking into consideration effects of guarantees and credit default swaps. Amounts are calculated in accordance with capital adequacy calculations, but before the application of credit conversion factors.

Total net exposures by exposure class

	Credits & interest-bearing				Committed undisbursed loans,
	securities				derivatives, etc.				Total
	June 30, 2021		December 31, 2020		June 30, 2021		December 31, 2020		June 30, 2021		December 31, 2020
Skr bn	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central -governments	134.5	46.0	131.6	45.0	56.2	79.0	53.9	80.0	190.7	52.5	185.5	51.6
Regional -governments	13.8	4.7	12.3	4.2	—	—	—	—	13.8	3.8	12.3	3.4
Multilateral development banks	3.2	1.1	3.5	1.2	0.1	0.1	0.0	0.0	3.3	0.9	3.5	1.0
Public Sector Entity	5.2	1.8	4.2	1.5	—	—	—	—	5.2	1.4	4.2	1.2
Financial -institutions	29.3	10.0	24.5	8.4	6.8	9.6	6.4	9.5	36.1	10.0	30.9	8.6
Corporates	106.2	36.4	116.0	39.7	8.0	11.3	7.1	10.5	114.2	31.4	123.1	34.2
Total	292.2	100.0	292.1	100.0	71.1	100.0	67.4	100.0	363.3	100.0	359.5	100.0

Net exposure by region and exposure class, as of June 30, 2021

								West
								European	Central-
	Middle							countries	and East
	East/	Asia excl.		North		Latin		excl.	European
Skr bn	Africa	Japan	Japan	America	Oceania	America	Sweden	Sweden	countries	Total
Central governments	—	0.4	1.9	1.6	—	—	167.9	16.2	2.7	190.7
Regional governments	—	—	—	—	—	—	13.8	0.0	—	13.8
Multilateral development banks	—	—	—	—	—	—	—	3.3	—	3.3
Public Sector Entity	—	—	—	—	—	—	—	5.2	—	5.2
Financial institutions	0.0	0.9	0.2	1.9	0.9	—	17.1	14.9	0.2	36.1
Corporates	1.5	1.2	4.0	4.3	—	3.0	76.7	23.0	0.5	114.2
Total	1.5	2.5	6.1	7.8	0.9	3.0	275.5	62.6	3.4	363.3

Net exposure by region and exposure class, as of December 31, 2020

								West
								European	Central-
	Middle							countries	and East
	East/	Asia excl.		North		Latin		excl.	European
Skr bn	Africa	Japan	Japan	America	Oceania	America	Sweden	Sweden	countries	Total
Central governments	0.1	0.4	2.4	1.6	—	—	159.2	19.0	2.8	185.5
Regional governments	—	—	—	—	—	—	12.2	0.1	—	12.3
Multilateral development banks	—	—	—	—	—	—	—	3.5	—	3.5
Public Sector Entity	—	—	—	—	—	—	—	4.2	—	4.2
Financial institutions	0.0	1.2	0.6	1.7	0.8	—	11.4	15.0	0.2	30.9
Corporates	2.6	1.1	3.9	5.7	—	3.3	85.2	20.9	0.4	123.1
Total	2.7	2.7	6.9	9.0	0.8	3.3	268.0	62.7	3.4	359.5

Net exposure to European countries, excluding Sweden

Skr bn	June 30, 2021	December 31, 2020
Germany	10.2	8.6
France	8.2	8.0
Finland	7.1	8.9
United Kingdom	6.1	7.0
Denmark	5.9	5.2
Luxembourg	5.6	4.6
Norway	5.3	4.8
The Netherlands	3.4	3.2
Austria	3.3	5.7
Spain	3.1	1.9
Poland	2.8	2.9
Belgium	2.7	2.5
Portugal	0.6	0.7
Ireland	0.6	0.6
Switzerland	0.4	0.8
Serbia	0.2	0.3
Latvia	0.1	0.2
Iceland	0.1	0.1
Estonia	0.1	0.1
Italy	0.1	0.1
Lithuania	0.1	—
Total	66.0	66.2